Restatement of Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of Financial Statement Adjustments Related to Restatement

As of September 21, 2020	As Reported	Adjustment	As Restated
Total assets	$252,174,258		$252,174,258

Total liabilities	$29,049,500		$29,049,500

Class A ordinary shares subject to possible redemption	218,124,750	31,875,250	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,747,460	(5,747,460)	—
Accumulated deficit	(748,490)	(26,127,471)	(26,875,961)

Total shareholders’ equity (deficit)	$5,000,008	$(31,875,250)	$(26,875,242)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$252,174,258	$—	$252,174,258

The impact of the restatement on the balance sheets and statements of shareholders’ equity for the Affected Quarterly and Annual Periods is presented below. The restatement had no impact on net income or net cash flows from operating, investing or financing activities.
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statements of shareholders’ equity as of September 30, 2020:

As of September 30, 2020	As Reported	Adjustment	As Restated
Total assets	$252,167,049		$252,167,049

Total liabilities	$29,066,145		$29,066,145

Class A ordinary shares subject to possible redemption	218,100,900	31,899,100	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,776,310	(5,776,310)	—
Accumulated deficit	(777,344)	(26,122,471)	(26,899,815)

Total shareholders’ equity (deficit)	$5,000,004	$(31,899,100)	$(26,899,096)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$252,167,049	$—	$252,167,049

Statement of changes in Stockholders’ equity for the period from July 21, 2020 (inception) through September 30, 2020 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	$(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,752)	(26,146,752)
Shares subject to possible redemption	218,100,900	(218,100,900)	—
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of December 31, 2020:

As of December 31, 2020	As Reported	Adjustment	As Restated
Total assets	$250,827,490		$250,827,490

Total liabilities	$30,243,507		$30,243,507

Class A ordinary shares subject to possible redemption	215,583,980	34,416,020	250,000,000
Preference shares	—	—	—
Class A ordinary shares	344	(344)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	8,293,299	(8,293,299)	—
Accumulated deficit	(3,294,265)	(26,122,377)	(29,416,642)

Total shareholders’ equity (deficit)	$5,000,003	$(34,416,020)	$(29,416,017)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,827,490	$—	$250,827,490

Statement of changes in Stockholders’ equity for the period from July 21, 2020 (inception) through December 31, 2020 (unaudited)	As Previously Reported	Adjustment	As Restated
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	$(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,752)	(26,146,752)
Shares subject to possible redemption	(215,583,980)	215,583,980	—
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of March 31, 2021:

As of March 31, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$250,663,379		$250,663,379

Total liabilities	$20,840,433		$20,840,433

Class A ordinary shares subject to possible redemption	224,822,940	25,177,060	250,000,000
Preference shares	—	—	—
Class A ordinary shares	252	(252)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	—	—	—
Accumulated deficit	4,999,129	(25,176,808)	(20,177,679)

Total shareholders’ equity (deficit)	$5,000,006	$(25,177,060)	$(20,177,054)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,663,379	$—	$250,663,379

For the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Shares subject to redemption	$(9,238,960)	$9,238,960	$—
The tables below present the effect of the financi
a
l statement adjustments related to the restat
e
ment discussed above of the Company’s previously reported balance sheet and statement of shareholders’ equity as of June 30, 2021:

As of June 30, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$250,304,732		$250,304,732

Total liabilities	$27,266,392		$27,266,392

Class A ordinary shares subject to possible redemption	218,038,330	31,961,670	250,000,000
Preference shares	—	—	—
Class A ordinary shares	320	(320)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	6,784,542	(6,784,542)	—
Accumulated deficit	(1,785,477)	(25,176,808)	(26,962,285)

Total shareholders’ equity (deficit)	$5,000,010	$(31,961,670)	$(26,961,660)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$250,304,732	$—	$250,304,732

For the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Shares subject to redemption	$6,784,610	$(6,784,610)	$—
In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the Affected Quarterly and Annual Periods:

	EPS for Class A ordinary shares (redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Earnings allocable to ordinary shares subject to possible redemption	$3,321	$7,387,849	$7,391,170
Weighted average shares outstanding	21,568,664	3,431,336	25,000,000
Basic and diluted earnings per share	$—	$0.30	$0.30
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,293	$(5,430,978)	$(5,427,685)
Weighted average shares outstanding	22,474,838	2,525,162	25,000,000
Basic and diluted earnings per share	$—	$(0.22)	$(0.22)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Earnings allocable to ordinary shares subject to possible redemption	$6,514	$1,956,972	$1,963,486
Weighted average shares outstanding	22,024,254	2,975,746	25,000,000
Basic and diluted earnings per share	$—	$0.08	$0.08

	EPS for Class B ordinary shares (non-redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (March 31, 2021) - three months ended March 31, 2021
Earnings allocable to non-redeemable ordinary shares	$9,235,642	$(7,387,849)	$1,847,793
Weighted average shares outstanding	9,681,336	(3,431,336)	6,250,000
Basic and diluted earnings per share	$0.95	$(0.65)	$0.30
Form 10-Q (June 30, 2021) - three months ended June 30, 2021
Loss allocable to non-redeemable ordinary shares	$(6,787,899)	$5,430,978	$(1,356,921)
Weighted average shares outstanding	8,775,162	(2,525,162)	6,250,000
Basic and diluted earnings per share	$(0.77)	$0.55	$(0.22)
Form 10-Q (June 30, 2021) - six months ended June 30, 2021
Earnings allocable to non-redeemable ordinary shares	$2,447,843	$(1,956,972)	$490,871
Weighted average shares outstanding	9,225,746	(2,975,746)	6,250,000
Basic and diluted earnings per share	$0.27	$(0.19)	$0.08

	EPS for Class A ordinary shares (redeemable)
	As Previously Reported	Adjustment	As Restated
Form 10-Q (September 30, 2020) - the period from July 21, 2020 (inception) through September 30, 2020
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,841	$(2,378,506)	$(2,374,665)
Weighted average shares outstanding	21,810,415	(18,022,536)	3,787,879
Basic and diluted earnings per share	$—	$(0.08)	$(0.08)
Form 10-K/A (December 31, 2020) - the period from July 21, 2020 (inception) through December 31, 2020
Earnings (loss) allocable to ordinary shares subject to possible redemption	$—	$(293,337)	$(293,337)
Weighted average shares outstanding	21,719,426	(5,580,185)	16,139,241
Basic and diluted earnings per share	$—	$(0.15)	$(0.15)

	EPS for Class B ordinary shares (non- redeemable)
	As Previously Reported, As Restated	Adjustment	As Restated
Form 10-Q (September 30, 2020) - the period from July 21, 2020 (inception) through September 30, 2020
Loss allocable to non-redeemable ordinary shares	$(777,344)	$293,337	$(484,007)
Weighted average shares outstanding	6,732,994	(482,994)	6,250,000
Basic and diluted earnings per share	$(0.12)	$0.04	$(0.08)
Form 10-K/A (December 31, 2020) - the period from July 21, 2020 (inception) through December 31, 2020
Loss allocable to non-redeemable ordinary shares	$(3,298,105)	$2,378,505	$(919,600)
Weighted average shares outstanding	8,310,766	(2,060,766)	6,250,000
Basic and diluted earnings per share	$(0.40)	$0.25	$(0.15)

ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of Financial Statement Adjustments Related to Restatement
The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the period from July 21, 2020 (inception) through December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$250,827,490	$—	$250,827,490

Liabilities and shareholders’ equity
Total current liabilities	$139,107	$—	$139,107
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	21,354,400	21,354,400

Total liabilities	8,889,107	21,354,400	30,243,507
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	236,938,380	(21,354,400)	215,583,980
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.0001 par value	131	213	344
Class B ordinary shares—$0.0001 par value	625	—	625
Additional paid-in-capital	5,703,622	2,589,677	8,293,299
Accumulated deficit	(704,375)	(2,589,890)	(3,294,265)

Total shareholders’ equity	5,000,003	—	5,000,003

Total liabilities and shareholders’ equity	$250,827,490	$—	$250,827,490

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(708,829)	$—	$(708,829)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(1,854,400)	(1,854,400)
Financing costs—derivative warrant liabilities	—	(735,490)	(735,490)
Gain on marketable securities (net), and dividends held in Trust Account	4,454	—	4,454

Total other (expense) income	4,454	(2,589,890)	(2,585,436)

Net loss	$(704,375)	$(2,589,890)	$(3,294,265)

Basic and Diluted weighted-average Class A ordinary share outstanding	23,734,800		21,719,426

Basic and Diluted net income per Class A ordinary shares	$0.00		$—

Basic and Diluted weighted-average Class B ordinary share outstanding	7,052,256		8,310,766

Basic and Diluted net loss per Class B ordinary shares	$(0.10)		$(0.40)

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(704,375)	$(2,589,890)	$(3,294,265)
Adjustments to reconcile net loss to net cash used in operating activities	11,546	2,589,890	2,601,436
Net cash used in operating activities	(976,685)	—	(976,685)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,446,758	—	251,446,758
Net change in cash	$470,073	$—	$470,073

The impact is presented below:

	As of September 21, 2020
	As Reported,
	As Restated	Adjustment	As Restated
Balance Sheet
Total assets	$252,174,258	$—	$252,174,258
Total liabilities	$29,049,500	$—	$29,049,500
Class A ordinary shares subject to possible redemption	218,124,750	31,875,250	250,000,000
Preference shares	—	—	—
Class A ordinary shares	319	(319)	—
Class B ordinary shares	719	—	719
Additional paid-in capital	5,747,460	(5,747,460)	—
Accumulated deficit	(748,490)	(26,127,471)	(26,875,961)
Total shareholders’ equity (deficit)	$5,000,008	$(31,875,250)	$(26,875,242)
Total Liabilities, Class A Ordinary Shares Subject to Possible
Redemption and Shareholders’ Equity (Deficit)	$252,174,258	$—	$252,174,258
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of December 31, 2020 and for the period from July 21, 2020 (inception) through December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$250,827,490	$—	$250,827,490

Total liabilities	30,243,507	—	30,243,507
Class A ordinary shares subject to possible redemption	215,583,980	34,416,020	250,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	344	(344)	—
Class B ordinary shares - $0.0001 par value	625	—	625
Additional paid-in-capital	8,293,299	(8,293,299)	—
Accumulated deficit	(3,294,265)	(26,122,377)	(29,416,642)

Total shareholders’ equity	5,000,003	(34,416,020)	(29,416,017)

Total liabilities and shareholders’ equity	$250,827,490	$—	$250,827,490

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Earnings (loss) allocable to ordinary shares subject to possible redemption	$3,841	(2,378,506)	$(2,374,665)

Basic and Diluted weighted-average Class A ordinary share outstanding	21,719,416	(5,580,185)	16,139,241

Basic and Diluted net income per Class A ordinary shares	$0.00	(0.15)	$(0.15)

Loss allocable to non-redeemable ordinary shares	$(3,298,105)	2,378,505	$(919,600)

Basic and Diluted weighted-average Class B ordinary share outstanding	8,310,766	(2,060,766)	6,250,000

Basic and Diluted net loss per Class B ordinary shares	$(0.40)	0.25	$(0.15)

	Period From July 21, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Shareholders’ Deficit
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,471)	(26,146,471)
Shares subject to possible redemption	(215,583,980)	215,583,980	—

Schedule of Unaudited Quarterly Financial Information for Restatement and Revision	The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement of the Company’s financial statements.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$252,167,049	$—	$252,167,049

Liabilities and shareholders’ equity
Total current liabilities	$816,145	$—	$816,145
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	19,500,000	19,500,000
Total liabilities	9,566,145	19,500,000	29,066,145
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	237,600,900	(19,500,000)	218,100,900
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.0001 par value	124	195	319
Class B ordinary shares—$0.0001 par value	719	—	719
Additional paid-in-capital	5,041,015	735,295	5,776,310
Accumulated deficit	(41,854)	(735,490)	(777,344)

Total shareholders’ equity	5,000,004	—	5,000,004

Total liabilities and shareholders’ equity	$252,167,049	$—	$252,167,049

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(41,854)	$—	$(41,854)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	—	—
Financing costs—derivative warrant liabilities	—	(735,490)	(735,490)
Total other (expense) income	—	(735,490)	(735,490)
Net loss	$(41,854)	$(735,490)	$(777,344)

Basic and Diluted weighted-average Class A ordinary share outstanding	—		21,810,415

Basic and Diluted net income per Class A ordinary shares	$—		$—

Basic and Diluted weighted-average Class B ordinary share outstanding	6,437,865		6,732,994

Basic and Diluted net loss per Class B ordinary shares	$(0.01)		$(0.12)

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(41,854)	$(735,490)	$(777,344)
Adjustment to reconcile net loss to net cash used in operating activities	16,000	735,490	751,490
Net cash used in operating activities	(26,800)	—	(26,800)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,773,258	—	251,773,258

Net change in cash	$1,746,458	$—	$1,746,458

The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement of the Company’s financial statements.

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$252,167,049	$—	$252,167,049

Total liabilities	29,066,145	—	29,066,145
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	218,100,900	31,899,100	250,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	319	(319)	—
Class B ordinary shares - $0.0001 par value	719	—	719
Additional paid-in-capital	5,776,310	(5,776,310)	—
Accumulated deficit	(777,344)	(26,122,471)	(26,899,815)

Total shareholders’ equity	5,000,004	(31,899,100)	(26,899,096)

Total liabilities and shareholders’ equity	$252,167,049	$—	$252,167,049

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Statement of Operations
Earnings (loss) allocable to ordinary shares subject to possible redemption	$—	(293,337)	$(293,337)

Basic and Diluted weighted-average Class A ordinary share outstanding	21,810,415	(18,022,536)	3,787,879

Basic and Diluted net income (loss) per Class A ordinary shares	$—	(0.08)	$(0.08)

Loss allocable to non-redeemable ordinary shares	$(777,344)	293,337	$(484,007)

Basic and Diluted weighted-average Class B ordinary share outstanding	6,732,994	(482,994)	6,250,000

Basic and Diluted net loss per Class B ordinary shares	$(0.12)	0.04	$(0.08)

	Period From July 21, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Shareholders’ Deficit
Sale of units in initial public offering, gross	$237,500,000	$(237,500,000)	$—
Offering costs	(13,646,752)	13,646,752	—
Remeasurement of Class A ordinary shares subject to possible redemption	—	(26,146,471)	(26,146,471)
Shares subject to possible redemption	218,124,750	(218,124,750)	—